CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 5,995,872	$ 2,757,040
Other receivables	374,678	228,764
Prepaid expenses and deposits	69,036	155,413
Finance receivables, net	3,432,340	7,187,988
Inventory	117,242	0
Investments	1,202,349	756,100
Digital assets	861,230	0
Total current assets	12,052,747	11,085,305
Non-current assets
Equipment, net	76,894	87,583
Long-term investments	2,224	6,049
Right-of-use asset, net	53,488	32,838
Finance receivables, net	0	907,366
Intangible assets, net	4,933,871	5,355,687
Total assets	17,119,224	17,474,828
Current liabilities
Trade and other payables	4,362,068	4,195,029
Lease obligations	53,780	38,650
Assets
Warrants liability	212,002	31,338
Derivative liabilities	280,000	0
Deferred income	1,000,000	0
Notes payable	619,029	300,549
Convertible debentures	152,113	0
Total current liabilities	6,678,992	4,565,566
Non-current liabilities
Total liabilities	6,678,992	4,565,566
SHAREHOLDERS' EQUITY
Class A Multiple Voting Share capital	151,701	151,622
Class B Subordinate Voting Share capital	150,318,624	137,626,863
Warrants	1,997,759	2,723,356
Contributed surplus	31,072,543	30,225,741
Foreign exchange translation reserve	50,795	417,341
Accumulated deficit	(172,110,884)	(157,908,160)
Equity attributable to shareholders of the Company	11,480,538	13,236,763
Non-controlling interests	(1,040,306)	(327,501)
Shareholders equity	10,440,232	12,909,262
Liabilities and shareholders equity	$ 17,119,224	$ 17,474,828